Short-Term Loans (Details)	Jul. 05, 2025 USD ($)	Jul. 05, 2025 CNY (¥)	Jul. 04, 2025
Short-Term Loans [Abstract]
Loan agreement	$ 389,741	¥ 2,790,000
Annual interest rate			2.80%